                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

    STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 17, 2008


FUND                                                                  SAI DATE        FORM #
-----------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL TECHNOLOGY FUND                                    OCT. 30, 2008   S-6500 AP
RIVERSOURCE GROWTH FUND                                               OCT. 30, 2008   S-6500 AP


Table 19. Portfolio Managers has been revised as follows:


                                 ---------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                                                                                  OWNERSHIP    POTENTIAL
   FUND      PORTFOLIO MANAGER      NUMBER AND TYPE      APPROXIMATE TOTAL    PERFORMANCE BASED    OF FUND     CONFLICTS
                                      OF ACCOUNT*            NET ASSETS          ACCOUNTS(A)        SHARES    OF INTEREST
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Growth      Erik J. Voss(b)       8 RICs                $2.60 billion         None                None            (1)
                                  20 other accounts     $179.40 million
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------
Global      Richard M.            4 RICs                $3.30 billion         2 PIVs ($1.7 B);
Technol-    Parower(b)            5 PIVs                $1.80 billion         1 other account
ogy                               6 other accounts      $194.60 million       ($191.5 M)
           -------------------------------------------------------------------------------------------------
            Paul H. Wick(b)       4 RICs                $3.30 billion         2 PIVs ($1.7 B);
                                  5 PIVs                $1.80 billion         1 other account
                                  4 other accounts      $194.0 million        ($191.5 M)
           -------------------------------------------------------------------------------------------------
            Reema D. Shah(b)      4 RICs                $3.30 billion         2 PIVs ($1.7 B);
                                  5 PIVs                $1.80 billion         1 other account     None            (1)
                                  5 other accounts      $194.30 million       ($191.5 M)
           -------------------------------------------------------------------------------------------------
            Ajay Diwan(b)         4 RICs                $3.30 billion         2 PIVs ($1.7 B);
                                  5 PIVs                $1.80 billion         1 other account
                                  5 other accounts      $197.0 million        ($191.5 M)
           -------------------------------------------------------------------------------------------------
            Benjamin Lu(b)        2 RICs                $296.50 million       None
                                  2 PIVs                $42.70 million
                                  1 other account       $0.08 million
-------------------------------------------------------------------------------------------------------------------------
------------------------
            STRUCTURE OF
   FUND     COMPENSATION

------------------------
FOR FUNDS WITH FISCAL
  PERIOD ENDING JULY 31
------------------------
Growth           (A)
------------------------
FOR FUNDS WITH FISCAL
  PERIOD ENDING OCTOBER
  31
------------------------
Global
Technol-
ogy

                 (B)
------------------------



   * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.
  (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
  (b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Sept. 30, 2008.

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

    RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

    In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION

(A) For the year ended December 31, 2007, as compensation for his responsibilities, Mr. Voss received (i) a fixed base salary; (ii) a fixed minimum bonus; and (iii) a bonus based on the investment performance of the Fund and one other Seligman investment company for which Mr. Voss serves as portfolio manager (the "Voss Funds") as compared to the funds constituting the Lipper averages that include the Voss Funds.

    To reduce the amount of time the portfolio managers dedicate to marketing efforts and client services, the Fund's investment team has an experienced product manager that acts as the primary liaison between Seligman Advisors' marketing department and the investment team.

(B) As compensation for their responsibilities, each of Messrs. Parower, Wick, Diwan and Lu and Ms. Shah received a base salary and bonus for the year ended December 31, 2007.

    The bonuses were allocated (as described below) from a bonus pool which is based upon (i) the weighted-average pre-tax investment performance of the Seligman funds and institutional accounts managed by Seligman's Technology Group (other than those attributable to funds in or contemplating liquidation) as compared with the investment results of a group of competitor funds over a rolling three-year period (ending November 30th);
    (ii) the annual revenues generated from such Seligman funds and accounts, and (iii) a portion of the management and performance fees generated for Seligman's privately offered pooled investment vehicles.

    The allocation of bonuses from the pool to each portfolio manager was based on numerous qualitative and quantitative factors relating to the particular portfolio manager, which included, among other things, an evaluation of: skills as a research analyst (i.e., quality of research); particular contributions to their investment team (as well as their contributions to other Seligman investment teams); ability to take initiative with respect to new roles/responsibilities; leadership abilities and potential for growth as a portfolio manager; ability to assimilate new concepts and ideas; ability to work within a team structure; and the competitive environment for the portfolio manager's services. Mr. Wick reviewed the allocations with the President of Seligman prior to the payment of bonuses. Mr. Wick retained the balance of the pool, after allocating to each of the above portfolio managers and other members of Seligman's Technology Group.

    To reduce the amount of time that Seligman's portfolio managers dedicate to marketing efforts and client services, its investment team has an experienced product manager that acts as the primary liaison between Seligman Advisors' marketing department and that investment team. Although Seligman Advisors has an experienced product manager in respect of the Subadvised Funds, Wellington's portfolio managers do not provide any significant marketing support to Seligman Advisors in respect of the Subadvised Funds.

S-6500-30 A (11/08)